S-K 1604(c) De-SPAC Dilution	3 Months Ended
	Mar. 31, 2026 USD ($) shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ 210,159	[1]
De-SPAC, Net Tangible Book Value, Adjusted	$ 316,666	[1]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	40,200,000	[1]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	26,450,000	[1]
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	0	[1]
No Redemption [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	3,450,000	[1]
No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	13,750,000	[1]
No Redemption [Member] | Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	23,000,000	[1]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ 210,159	[2]
De-SPAC, Net Tangible Book Value, Adjusted	$ 82,422	[2]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	17,200,000	[2]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	26,450,000	[2]
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	(23,000,000)	[2]
Redemption at 100 Percent of Maximum [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	3,450,000	[2]
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	13,750,000	[2]
Redemption at 100 Percent of Maximum [Member] | Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	23,000,000	[2]
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ (14,808)	[1],[3]
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(14,808)	[2],[3]
Anticipated Transaction Expenses [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(5,185)	[1],[4]
Anticipated Transaction Expenses [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(5,185)	[2],[4]
Reduction Of Underwriting Fees Based On Redemptions [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	0	[1],[5]
Reduction Of Underwriting Fees Based On Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	6,900	[2],[5]
Initial PIPE Investment Proceeds [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	126,500	[1],[6]
Initial PIPE Investment Proceeds [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	126,500	[2],[6]
Redemptions From Trust Account [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	0	[1],[7]
Redemptions From Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ (241,144)	[2],[7]

[1]	Assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account, which is a redemption scenario that could occur.
[2]	Assumes that holders of 100% of the Public Shares, 23,000,000 Public Shares, exercise redemption rights for an aggregate payment of approximately $241.1 million (based on the estimated per-share redemption price of approximately $10.48 per share) from the Trust Account based on funds in the Trust Account as of March 31, 2026, which is a redemption scenario that could occur.
[3]	Represents a decrease in net tangible book value, resulting from the recognition of Live Oak’s contingent liability relating to the deferred sponsor shares. The deferred sponsor shares are excluded from the denominator. There is no adjustment to the denominator as the deferred founder shares are subject to vesting upon the occurrence of the Founder Share Tier I Share Price Target and Founder Share Tier II Share Price Target or upon the occurrence of a Qualifying Change of Control during the Founder Share Measurement Period.
[4]	Expected and actual transaction and other costs is inclusive of a decrease to net tangible book value for expected and actual Live Oak transaction and other costs to be incurred subsequent to March 31, 2026 and paid on or before the Closing Date of $5.2 million.
[5]	Represents the impact of the reduction in underwriting fees on a proportional basis with redemptions.
[6]	Assumes completion of a $126.5 million PIPE investment.
[7]	Represents reductions in the Trust Account reflecting the four redemption scenarios.